Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2012
Fair Value Measurements And Disclosure
Fair Value Measurements And Disclosure

NOTE 9. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1       Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2       Inputs to the valuation methodology include:

  Quoted prices for similar assets and liabilities in active markets.
  Quoted prices for identical or similar assets or liabilities in inactive markets.
  Inputs other than quoted market prices that are observable for the asset or liability.
  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3       Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

  Fair value is often based on developed models in which there are few, if any, external observations.

The fair value measurements level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2011.

Long-Term Debt and Other Financial Instruments

The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$69,578	$81,310	$64,514	$73,738
Bank borrowings	1	1	-	-
Investment securities	2,218	2,218	2,092	2,092

The carrying value of debt with an original maturity of less than one year approximates market value. The fair value measurement used for notes and debentures are considered Level 2.

Investment Securities

Our investment securities include equities, fixed income bonds and other securities. A substantial portion of the fair values of our available-for-sale securities were estimated based on quoted market prices. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Realized gains and losses on securities are included in “Other income (expense) – net” in the consolidated statements of income using the specific identification method. Unrealized gains and losses, net of tax, on available-for-sale securities are recorded in accumulated OCI. Unrealized losses that are considered other than temporary are recorded in “Other income (expense) – net” with the corresponding reduction to the carrying basis of the investment. Fixed income investments of $86 have maturities of less than one year, $280 within one to three years, $210 within three to five years, and $261 for five or more years, which approximate fair value.

Our short-term investments (including money market securities) and customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values.

Our investment securities maturing within one year are recorded in “Other current assets,” and instruments with maturities of more than one year are recorded in “Other Assets” on the consolidated balance sheets.

Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2012, and December 31, 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$873	$-	$-	$873
International equities	469	-	-	469
Fixed income bonds	-	837	-	837
Asset Derivatives[1]
Interest rate swaps	-	287	-	287
Cross-currency swaps	-	752	-	752
Foreign exchange contracts	-	1	-	1
Liability Derivatives[1]
Cross-currency swaps	-	(672)	-	(672)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, other current assets.

Derivative Financial Instruments

We employ derivatives to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

The majority of our derivatives are designated either as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), or as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount. Accrued and realized gains or losses from interest rate swaps impact interest expense on the consolidated statements of income. Unrealized gains on interest rate swaps are recorded at fair market value as assets, and unrealized losses on interest rate swaps are recorded at fair market value as liabilities. Changes in the fair value of the interest rate swaps offset changes in the fair value of the fixed-rate notes payable they hedge due to changes in the designated benchmark interest rate and are recognized in interest expense. Gains or losses realized upon early termination of our fair value hedges are recognized in interest expense. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Cash Flow Hedging Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses on derivatives designated as cash flow hedges are recorded at fair value as liabilities, both for the period they are outstanding. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into interest expense in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized as other income or expense in each period.

We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our Euro and British pound sterling denominated debt. These agreements include initial and final exchanges of principal from fixed foreign denominations to fixed U.S. denominated amounts, to be exchanged at a specified rate, which was determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed foreign-denominated rate to a fixed U.S. denominated interest rate. We evaluate the effectiveness of our cross-currency swaps each quarter. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to consolidated other income/expense. Over the next 12 months, we expect to reclassify $45 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks. In February 2012, we utilized $800 notional value of interest rate locks related to our February 2012 debt issuance.

We hedge a portion of the exchange risk involved in anticipation of highly probable foreign currency-denominated transactions. In anticipation of these transactions, we often enter into foreign exchange contracts to provide currency at a fixed rate. Some of these instruments are designated as cash flow hedges while others remain nondesignated, largely based on size and duration. Gains and losses at the time we settle or take delivery on our designated foreign exchange contracts are amortized into income in the same period the hedged transaction affects earnings, except where an amount is deemed to be ineffective, which would be immediately reclassified to other income (expense) on the consolidated income statement. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2012, we had posted collateral of $22 (a deposit asset) and held collateral of $543 (a receipt liability). Under the agreements, if our credit rating had been downgraded one rating level by Moody's and Fitch before the final collateral exchange in December, we would have been required to post additional collateral of $120. At December 31, 2011, we had posted collateral of $98 and had no held collateral. We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Following is the notional amount of our outstanding derivative positions at December 31:

	2012	2011
Interest rate swaps	$3,000	$8,800
Cross-currency swaps	12,071	7,502
Interest rate locks	-	800
Foreign exchange contracts	51	207
Total	$15,122	$17,309

Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2012	2011	2010
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(179)	$10	$125
Gain (Loss) on long-term debt	179	(10)	(125)

In addition, the net swap settlements that accrued and settled in the periods above were offset against interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2012	2011	2010
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$432	$(219)	$(201)

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	(167)	(320)
Interest income (expense) reclassified from accumulated OCI into income	(43)	(23)	(19)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	5	(10)	5

The balance of the unrealized derivative gain (loss) in accumulated OCI was $(110) at December 31, 2012, $(421) at December 31, 2011, and $(180) at December 31, 2010.